Summary of significant differences between accounting principles followed by the Company and U.S. Generally Accepted Accounting Principles	12 Months Ended
Dec. 31, 2021
Minera Yanacocha SRL and subsidiary [Member]
Disclosure of Summary of significant differences between accounting principles followed by the Company and U.S. Generally Accepted Accounting Principles [Line Items]
Summary of significant differences between accounting principles followed by the Company and U.S. Generally Accepted Accounting Principles

27.   Summary of significant differences between accounting principles followed by the Company and U.S. Generally Accepted Accounting Principles (U.S. GAAP)

The Company's consolidated financial statements have been prepared in accordance with International Financial Reporting Standards which differs in certain respects from U.S. GAAP. The effects of these differences are reflected in note 28 and are principally related to the items discussed in the following paragraphs:

(a)Impairment -

Under IFRS, the Company estimates the recoverable amount of an asset whenever there is an indication that the asset may be impaired. The recoverable amount is the higher of (i) the fair value less costs of disposal and (ii) its value in use. Value in use is the present value of the future cash flows expected to be derived from an asset or cash-generating unit. Impairment loss previously recorded is reversible in subsequent periods under certain conditions.

Under IFRS, the Company recorded in 2013 and 2016 an impairment loss related to its Conga and Yanacocha CGU for US$1,126,543 and US$1,342,645, respectively. In 2021, the Company recognized a reduction of the impairment loss for US$395,434 as a consequence of the classification of the certain assets of the Conga CGU as assets held for sale, see note 10. In 2020, and 2019, the Company did not recognize any impairment losses in relation to this CGU. In December 2021, the Company recorded a reversal of impairment for US$97,592 related to its Yanacocha CGU, see note 11.

Under U.S. GAAP, the Company uses undiscounted cash flows to perform its impairment assessment. In 2021 no impairment indicators were identified for Conga CGU.

In December 2020, the Company performed a formal evaluation of its cash generating units and concluded that there are indicators of reversal of impairment of its Yanacocha CGU and impairment indicators in its Conga CGU, therefore it determined the recoverable value of both CGUs. As a result of this analysis the Company concluded that no reversals of impairment loss on either of its’ CGU as the recoverable amount was slightly higher to the carrying amount of the CGU’s assets; however, due to de sensitive of the cash flows to the discount rate, long term prices and the term of the cash flows, the Management concluded that there is not appropriate recognized a reversal for the CGUs.

In 2019 no impairment indicators were identified for its Yanacocha and Conga CGU.

In 2016, the Company recorded an impairment loss related to its Yanacocha CGU for US$933,200.

For reconciling the net income/loss and net equity from U.S. GAAP to IFRS, the Company eliminates the higher depreciation recorded under U.S. GAAP corresponding to the impaired assets under IFRS.

(b)Stripping activity asset -

Under IFRS, the stripping costs in the production phase of a surface mine are accounted according to the accounting principles disclosed in note 2, consequently the stripping activity asset is capitalized as stripping activity asset and has an impact in the depreciation expense.

Under U.S. GAAP, the costs of clearing removal (stripping cost of production) incurred during the production stage are recorded as part of the production cost of inventories, accordingly, such costs are recorded on the consolidated income statement at an earlier time than IFRS.

(c)Reclamation and mine closure –

Under IFRS, the liability is measured in accordance with IAS 37 and IFRIC 1. Upward and downward revisions in the amount of undiscounted estimated cash flows are discounted using the current market-based discount rate (this includes changes in the time value of money and the risks specific to the liability), see note 2.4(l).

Under IFRS, the Company updates the discount rate used to discount its liability at the closing date using a risk-free rate, this change in the discount rate has an impact (increase/decrease) in the asset retirement cost and reclamation liability Under U.S. GAAP, upward revisions in the amount of undiscounted estimated cash flows are discounted using the current Company’s credit rate. Downward revisions in the amount of undiscounted estimated cash flows are discounted using the Company's credit rate that existed when the original liability was recognized. Under U.S. GAAP, there are no requirements of update the discount rate.

(d)Inventories -

Under IFRS, the cost of inventory mainly includes a lower depreciation as a result of the reduced value of property, plant and equipment due to the impairments recorded in prior years, the impact of the stripping activity asset and workers' profit sharing.

Under U.S. GAAP, the cost of inventory is affected by a different depreciation since the impairment recognized under U.S. GAAP is different than the one recognized under IFRS. According to U.S. GAAP, the workers' profit sharing is excluded in the the inventory costing.

(e)Contingencies -

Under IFRS, a provision is recognized when:

•An entity has a present obligation (legal or constructive) as a result of a past event.

•It is probable that an outflow of resources will be required to settle the obligation.

•A reliable estimate of the obligation can be made.

For the purposes of IAS 37, “probable” is defined as more likely than not and refers to a probability of greater than 50%.

Under U.S. GAAP, a loss contingency is recognized if both of the following conditions are met: It is probable (likely to occur) that an asset has been impaired or a liability has been incurred. The amount of loss can be reasonably estimated. The meaning of “probable” under ASC 450 is “the future event or events are likely to occur” (generally interpreted as between 70%-80%).

(f)Debt instruments -

Under IFRS, the shares held by Sumitomo (see note 13) meet the definition of a compound instrument according to IAS 32. As a result, it is classified as a liability (with a portion recorded to equity) until the option expires, in which case it will be required to be classified it as equity. There is no gain or loss on conversion at maturity. In the case the option is executed, both the liability and the equity would be reversed with a credit to cash.

Under U.S. GAAP, the shares held by Sumitomo are classified as temporary equity – contingently redeemable non-controlling interest (CRNCI) according ASC 480-10-S99-3A; as a long as the option is not expired, or it is exercised the CRNCI is recorded at fair value of inception which was determined to be equal to the purchase price.

(g)Subsequent events -

Under IFRS, the settlement after the reporting period of a court case that confirms that the entity had a present obligation at the end of the reporting period is an adjusting event after the reporting period.

During 2019, under IFRS the Company recognized a liability in tax payable, interest and fines for US$29 million related to a court case in accordance with IAS 37 Provisions, Contingent Liabilities and Contingent Assets, including the amount of the income tax to pay and the additional penalties and interests. See Note 24.

Under U.S. GAAP, a change in facts after the reporting date but before the financial statements are issued or are available in relation to a tax position which is effectively settled through litigation shall be recognized in the period in which the change in facts occurs, therefore the Company recognized the tax claim in the first quarter of 2020.

(h)Deferred income tax -

The differences between U.S. GAAP and IFRS are re-measurements that lead to different temporary differences and accordingly, the Company accounts for the effect on the deferred income tax related to such differences.

As the Company does not recognize deferred income tax assets based on its recoverability analysis, there is no differences to reconcile.

(i)Deferred workers’ profit sharing -

Under IFRS, the worker’s profit sharing is calculated based on the Company’s taxable income and is recorded as an employee benefit (cost of production or administrative expenses, depending on the function of the workers).

Under U.S. GAAP, the workers’ profit sharing is treated in a similar way as income tax since both are calculated based on the Company’s taxable income. Therefore, the Company calculates a deferred workers’ profit sharing resulting from the taxable and deductible and deductible temporary differences.

As the Company does not recognize deferred workers’ profit sharing assets based on its recoverability analysis in U.S. GAAP, there is no differences to reconcile.

Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure of Summary of significant differences between accounting principles followed by the Company and U.S. Generally Accepted Accounting Principles [Line Items]
Summary of significant differences between accounting principles followed by the Company and U.S. Generally Accepted Accounting Principles

23.   Summary of significant differences between accounting principles followed by the Company and U.S. generally accepted accounting principles (U.S. GAAP)

The Company’s financial statements have been prepared in accordance with International Financial Reporting Standards which differs in certain respects from U.S. GAAP. The effects of these differences are reflected in note 24 and are principally related to the items discussed in the following paragraphs:

(a)Stripping Cost

Under IFRS, the production stripping costs can be incurred both in relation to the production of inventory in that period and the creation of improved access and mining flexibility in relation to ore to be mined in the future. The waste removal cost is included as part of the cost of inventory, while the production stripping costs are capitalized as a stripping activity asset, if certain criteria are met, and amortized based on proved and probable reserves of each ore body (component) identified in the open pit. See note 2b.

Under U.S. GAAP, the costs of clearing removal (production stripping costs) incurred during the production stage are recorded as part of the production cost of inventories; accordingly, such costs are recorded on the income statement at an earlier time than under IFRS.

(b)Inventories

Under IFRS, the inventory costs include the amortization of production-stripping costs. Also, inventories are valued using the weighted average method and includes the stripping activity asset and worker’s profit sharing.

Under U.S. GAAP, the inventory cost excludes the amortization of production-stripping cost and the inventories are determined using the Last-In-First-Out (LIFO) method, the worker’s profit sharing is excluded from the inventory costing.

(c)Deferred workers’ profit sharing

Under IFRS, the workers’ profit sharing is calculated based on the Company’s taxable income and is recorded as an employee benefit (cost of production or administrative expense, depending on the function of the workers).

Under US GAAP, the workers’ profit sharing is treated in a similar way as income tax since both are calculated based on the Company’s taxable income. Therefore, the Company calculates a deferred workers’ profit sharing resulting from the taxable and deductible temporary differences.

(d)Deferred income tax –

The differences between US GAAP and IFRS are re-measurements that lead to different temporary differences.

(e)Remediation and mine closure –

Under IFRS, the liability is measured in accordance with IAS 37 and IFRIC 1. Upward and downward revisions in the amount of undiscounted estimated cash flows are discounted using the current market-based discount rate (this includes changes in the time value of money and the risks specific to the liability).

Under IFRS, the Company updates the discount rate used to discount its liability at the closing date, this change in the discount rate has an impact (increase/decrease) on the book value of the asset retirement cost (ARC) and the remediation liability.

Under U.S. GAAP, upward revisions in the amount of undiscounted estimated cash flows are discounted using the current credit-adjusted risk-free rate. Downward revisions in the amount of undiscounted estimated cash flows are discounted using the credit-adjusted risk-free rate that existed when the original liability was recognized.

Under U.S. GAAP, there is no requirement to update the discount rate.

(f)Mine equipment main components -

Under IFRS, in accordance with IAS 16, the main components associated with mine equipment (primarily engines) are capitalized and depreciated based on the estimated useful lives.

Under U.S. GAAP, the Company’s policy is that those components are charged directly to the statement of comprehensive income at the time are utilized.

(g)	Stock-based compensation

Under IFRS, this balance is presented as an equity item “Other equity contributions”, as disclosed in note 12(d).
Under US GAAP this balance is presented as part of the liability (Accounts payable – Related parties).